UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

Semiannual Report

June 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0808 1.831205.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Actual	$ 1,000.00	$ 1,004.20	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.85	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0033%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government and U.S. Government Agency Obligations 54.6%	U.S. Government and U.S. Government Agency Obligations 61.7%
AAA 12.9%	AAA 14.1%
AA 5.0%	AA 4.5%
A 8.7%	A 7.3%
BBB 16.4%	BBB 15.7%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets*** (4.4)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of June 30, 2008
6 months ago
Years	6.2	6.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	4.6	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Corporate Bonds 26.7%		Corporate Bonds 22.1%
	U.S. Government and U.S. Government Agency Obligations 54.6%		U.S. Government and U.S. Government Agency Obligations 61.7%
	Asset-Backed Securities 5.1%		Asset-Backed Securities 7.2%
	CMOs and Other Mortgage Related Securities 11.8%		CMOs and Other Mortgage Related Securities 13.2%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets*** (4.4)%
* Foreign investments	6.2%	** Foreign investments	6.6%
* Futures and Swaps	10.9%	** Futures and Swaps	13.2%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	$ 2,925,000	$ 2,897,534
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	3,988,679
5.875% 1/15/36	5,320,000	4,463,858
Newell Rubbermaid, Inc. 6.25% 4/15/18	1,190,000	1,181,083
		9,633,620
Media - 1.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	102,228
6.875% 5/1/12	290,000	296,685
7.625% 4/15/31	1,625,000	1,649,775
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,739,323
5.5% 3/15/11	2,675,000	2,677,017
6.45% 3/15/37	5,676,000	5,282,602
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,331,515
4.625% 6/1/13	3,475,000	3,289,703
6.25% 6/1/18 (a)	5,000,000	4,880,970
6.45% 12/1/36 (a)	1,560,000	1,449,243
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,032,759
News America, Inc.:
6.15% 3/1/37	1,745,000	1,606,644
6.2% 12/15/34	6,695,000	6,174,008
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,343,159
6.2% 7/1/13	7,000,000	7,118,069
6.75% 7/1/18	4,425,000	4,454,342
7.3% 7/1/38	3,685,000	3,662,341
Time Warner, Inc.:
2.915% 11/13/09 (f)	1,024,000	995,104
5.875% 11/15/16	7,856,000	7,407,847
6.5% 11/15/36	2,925,000	2,603,829
Viacom, Inc.:
3.1263% 6/16/09 (f)	265,000	262,204
5.75% 4/30/11	1,410,000	1,413,288
6.125% 10/5/17	2,710,000	2,598,418
6.75% 10/5/37	935,000	895,533
		69,266,606
TOTAL CONSUMER DISCRETIONARY		81,797,760
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	1,705,000	1,706,949
5.75% 10/23/17	3,817,000	3,767,333

	Principal Amount	Value
FBG Finance Ltd. 5.125% 6/15/15 (a)	$ 2,185,000	$ 2,032,924
		7,507,206
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	7,191,454	6,677,481
6.302% 6/1/37 (f)	5,910,000	5,067,825
Wal-Mart Stores, Inc. 6.2% 4/15/38	4,050,000	3,979,344
		15,724,650
Food Products - 0.6%
Cargill, Inc. 6.625% 9/15/37 (a)	3,333,000	3,288,088
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,444,337
H.J. Heinz Co. 6.428% 12/1/08 (a)(f)	2,935,000	2,960,623
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,309,664
6.875% 2/1/38	4,900,000	4,763,805
6.875% 1/26/39	5,000,000	4,852,345
		21,618,862
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	5,968,166
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,852,678
5.65% 5/16/18	2,751,000	2,673,867
6.375% 5/16/38	4,652,000	4,533,490
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,006,532
		13,066,567
TOTAL CONSUMER STAPLES		63,885,451
ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,566,192
Transocean, Inc. 6% 3/15/18	5,810,000	5,818,692
Weatherford International Ltd. 7% 3/15/38	2,250,000	2,306,837
		14,691,721
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,747,548
6.45% 9/15/36	1,155,000	1,140,087
Canadian Natural Resources Ltd.:
5.7% 5/15/17	5,685,000	5,569,333
6.25% 3/15/38	1,165,000	1,092,975
6.75% 2/1/39	1,135,000	1,137,404
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,184,077
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 3,575,000	$ 3,563,975
6.25% 2/15/13	855,000	870,128
6.75% 2/15/32	4,255,000	4,021,962
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,008,429
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,213,237
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,378,934
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	323,466
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,686,423
Nakilat, Inc. 6.067% 12/31/33 (a)	4,015,000	3,550,986
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	844,145
Nexen, Inc.:
5.875% 3/10/35	1,655,000	1,478,066
6.4% 5/15/37	2,125,000	2,012,029
NGPL PipeCo LLC 6.514% 12/15/12 (a)	1,980,000	2,010,213
Pemex Project Funding Master Trust:
3.2806% 12/3/12 (a)(f)	410,000	401,800
4.0763% 6/15/10 (a)(f)	4,480,000	4,493,440
6.125% 8/15/08	236,000	236,944
Petro-Canada:
6.05% 5/15/18	1,480,000	1,458,524
6.8% 5/15/38	2,290,000	2,243,073
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,228,431
6.65% 1/15/37	1,950,000	1,818,543
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (a)	2,375,000	2,306,315
6.332% 9/30/27 (a)	2,415,000	2,237,546
Suncor Energy, Inc.:
6.1% 6/1/18	4,665,000	4,679,130
6.85% 6/1/39	4,100,000	4,183,271
Talisman Energy, Inc. yankee 6.25% 2/1/38	1,195,000	1,098,463
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,832,708
7.55% 4/15/38	3,470,000	3,617,333
Texas Eastern Transmission LP 6% 9/15/17 (a)	2,434,000	2,398,756
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	618,075

	Principal Amount	Value
Valero Energy Corp. 6.625% 6/15/37	$ 1,575,000	$ 1,444,036
XTO Energy, Inc. 6.375% 6/15/38	6,820,000	6,517,908
		96,647,713
TOTAL ENERGY		111,339,434
FINANCIALS - 10.9%
Capital Markets - 2.6%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	6,701,331
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,705,861
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,690,302
5.625% 1/15/17	3,000,000	2,779,671
5.7% 9/1/12	2,935,000	2,944,207
5.95% 1/18/18	755,000	724,768
6.15% 4/1/18	3,134,000	3,040,478
6.6% 1/15/12	4,610,000	4,740,380
6.75% 10/1/37	6,705,000	6,133,372
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,008,513
6.25% 6/15/12	6,015,000	5,870,508
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,672,319
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,260,655
Lazard Group LLC:
6.85% 6/15/17	3,230,000	2,848,834
7.125% 5/15/15	5,585,000	5,221,874
Lehman Brothers Holdings, Inc.:
5.625% 1/24/13	1,112,000	1,052,514
6.2% 9/26/14	3,100,000	2,958,851
6.75% 12/28/17	1,755,000	1,648,691
6.875% 5/2/18	2,535,000	2,454,146
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,118,842
6.15% 4/25/13	1,204,000	1,166,918
6.875% 4/25/18	214,000	203,669
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,366,845
6.6% 4/1/12	7,695,000	7,823,660
6.625% 4/1/18	4,065,000	3,851,689
UBS AG Stamford Branch:
5.75% 4/25/18	4,720,000	4,503,900
5.875% 12/20/17	3,145,000	3,059,299
VTB Capital SA 3.3844% 8/1/08 (a)(f)	1,792,000	1,774,080
		98,326,177
Commercial Banks - 1.5%
Bank of America NA 5.3% 3/15/17	1,480,000	1,358,565
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	3,989,006
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse First Boston 6% 2/15/18	$ 6,110,000	$ 5,883,429
DBS Bank Ltd. (Singapore) 2.94% 5/16/17 (a)(f)	410,000	382,489
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,506,251
HBOS PLC 6.75% 5/21/18 (a)	4,900,000	4,686,203
HSBC Holdings PLC:
2.9275% 10/6/16 (f)	399,000	364,982
6.5% 9/15/37	7,355,000	6,871,556
Korea Development Bank:
3.875% 3/2/09	5,775,000	5,748,360
5.3% 1/17/13	3,805,000	3,797,162
Manufacturers & Traders Trust Co. 4.1975% 4/1/13 (a)(f)	269,000	257,715
PNC Funding Corp. 3.0394% 1/31/12 (f)	1,019,000	959,372
Santander Issuances SA Unipersonal 3.1625% 6/20/16 (a)(f)	1,229,000	1,144,445
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,460,362
Sovereign Bank 4.375% 8/1/13 (f)	576,000	445,773
Standard Chartered Bank 6.4% 9/26/17 (a)	4,025,000	3,934,780
Wachovia Bank NA 4.875% 2/1/15	4,405,000	3,998,815
Wachovia Corp. 4.875% 2/15/14	785,000	716,986
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,599,699
		57,105,950
Consumer Finance - 1.4%
American Express Co.:
6.15% 8/28/17	3,625,000	3,540,693
8.15% 3/19/38	3,450,000	3,834,496
American General Finance Corp. 6.9% 12/15/17	2,370,000	2,065,609
Discover Financial Services 3.3163% 6/11/10 (f)	11,045,000	9,445,861
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,366,591
5.625% 5/1/18	9,700,000	9,380,434
5.875% 1/14/38	3,600,000	3,262,565
6.375% 11/15/67 (f)	4,000,000	3,783,236
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,147,094
MBNA Corp. 7.5% 3/15/12	1,860,000	2,003,616
SLM Corp.:
3.06% 7/27/09 (f)	1,064,000	997,552
3.08% 7/26/10 (f)	6,312,000	5,601,427
4% 1/15/09	1,020,000	1,007,446
4.5% 7/26/10	2,555,000	2,364,162
		50,800,782

	Principal Amount	Value
Diversified Financial Services - 1.1%
Bank of America Corp. 7.4% 1/15/11	$ 9,125,000	$ 9,516,791
BTM Curacao Holding NV 3.1288% 12/19/16 (a)(f)	666,000	606,481
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	2,286,000	2,277,272
6.375% 5/15/38	2,905,000	2,883,596
JPMorgan Chase & Co.:
4.75% 5/1/13	7,045,000	6,846,761
4.891% 9/1/15 (f)	20,000	19,620
5.6% 6/1/11	127,000	128,740
5.75% 1/2/13	3,500,000	3,522,670
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	2,945,791
5.35% 4/15/12 (a)	1,700,000	1,647,951
5.5% 1/15/14 (a)	2,405,000	2,234,115
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,814,439
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(f)	3,400,000	3,015,797
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(f)	4,035,000	3,521,772
		40,981,796
Insurance - 1.4%
American International Group, Inc.:
5.85% 1/16/18	4,750,000	4,450,052
8.175% 5/15/58 (a)(f)	3,075,000	2,893,910
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	398,863
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (f)	5,815,000	5,659,478
Lincoln National Corp. 7% 5/17/66 (f)	7,285,000	6,635,666
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,301,824
New York Life Global Funding 4.65% 5/9/13 (a)	6,045,000	5,996,265
Pacific Life Global Funding 5.15% 4/15/13 (a)	3,690,000	3,648,904
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,419,917
Prudential Financial, Inc. 8.875% 6/15/68 (f)	7,265,000	7,262,951
Symetra Financial Corp. 6.125% 4/1/16 (a)	6,355,000	5,605,949
The Chubb Corp.:
5.75% 5/15/18	1,895,000	1,836,659
6.5% 5/15/38	1,595,000	1,524,172
		52,634,610
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	2,575,000	2,504,896
Arden Realty LP 5.25% 3/1/15	625,000	614,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 1,365,000	$ 1,320,759
5.625% 12/15/10	2,260,000	2,191,242
5.7% 5/1/17	5,000,000	4,248,635
5.75% 4/1/12	1,115,000	1,048,641
Camden Property Trust 5.375% 12/15/13	2,985,000	2,731,759
Colonial Properties Trust:
4.75% 2/1/10	2,045,000	1,991,102
4.8% 4/1/11	930,000	877,264
5.5% 10/1/15	6,290,000	5,539,408
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	997,994
4.625% 8/1/10	225,000	217,431
5% 5/3/10	2,435,000	2,359,569
5.25% 4/15/11	2,335,000	2,241,745
5.375% 10/15/12	1,240,000	1,163,292
Duke Realty LP:
4.625% 5/15/13	925,000	839,320
5.4% 8/15/14	2,175,000	2,004,065
5.5% 3/1/16	1,270,000	1,153,685
5.625% 8/15/11	3,500,000	3,397,860
5.95% 2/15/17	695,000	641,888
6.5% 1/15/18	2,445,000	2,328,195
6.95% 3/15/11	1,535,000	1,562,375
Equity One, Inc. 6% 9/15/17	2,390,000	2,099,964
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,316,975
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,416,819
HRPT Properties Trust:
5.75% 11/1/15	670,000	608,308
6.25% 6/15/17	4,455,000	4,108,468
Liberty Property LP:
5.5% 12/15/16	2,275,000	2,014,351
6.625% 10/1/17	2,290,000	2,141,090
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,714,173
7.25% 3/15/09	1,085,000	1,097,036
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	751,181
6% 3/31/16	3,099,000	2,631,184
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,916,807
4.875% 8/15/10	4,120,000	4,021,717
5% 3/1/12	2,060,000	2,007,200
5.1% 6/15/15	2,220,000	2,008,791
5.375% 6/1/11	2,020,000	1,990,460
7.75% 1/20/11	595,000	617,063
UDR, Inc. 5.5% 4/1/14	2,690,000	2,499,311

	Principal Amount	Value
United Dominion Realty Trust, Inc. 5.25% 1/15/15	$ 890,000	$ 805,768
Washington (REIT) 5.95% 6/15/11	3,015,000	2,894,524
		83,636,375
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	830,000	753,787
5.5% 10/1/12	2,785,000	2,716,592
5.75% 6/15/17	2,375,000	2,192,206
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,539,266
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,679,853
6.75% 1/15/12	2,035,000	2,043,891
		11,925,595
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc.:
3.3656% 5/10/10 (f)	138,000	103,500
5.875% 5/10/12	3,610,000	2,546,537
6.3% 5/10/17	1,400,000	904,978
Credit Suisse First Boston (New York Branch) 5% 5/15/13	2,403,000	2,338,516
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	3,820,000	3,067,349
4.8625% 6/20/13 (f)	731,000	589,642
Washington Mutual, Inc. 4.625% 4/1/14	1,765,000	1,288,450
		10,838,972
TOTAL FINANCIALS		406,250,257
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,039,750
6.45% 9/15/37	1,485,000	1,511,800
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,872,789
		6,424,339
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,506,570
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,311,825
7.45% 5/1/34 (a)	420,000	401,100
		8,219,495
Airlines - 1.0%
American Airlines, Inc. 7.25% 2/5/09	307,000	300,860
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	$ 104,481	$ 102,914
6.978% 10/1/12	521,380	503,131
7.024% 4/15/11	2,180,000	2,125,500
7.858% 4/1/13	3,480,000	3,340,800
Continental Airlines, Inc. pass-thru trust certificates:
6.648% 3/15/19	1,714,948	1,560,603
6.795% 2/2/20	3,566,363	2,710,436
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,976,888	2,485,701
7.57% 11/18/10	5,885,000	5,561,325
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,024,000	2,396,520
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	2,358,425	2,215,269
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,530,452	1,339,146
8.36% 7/20/20	5,415,799	5,117,930
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	1,760,797	1,432,056
6.071% 9/1/14	419,333	411,995
6.201% 3/1/10	178,274	175,155
6.602% 9/1/13	539,187	531,099
7.032% 4/1/12	1,012,891	1,000,230
7.186% 10/1/12	2,513,861	2,488,722
		35,799,392
Building Products - 0.0%
Masco Corp. 3.0863% 3/12/10 (f)	941,000	898,124
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,236,661
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.45% 10/15/12	2,155,000	2,184,672
6.55% 10/15/37	1,865,000	1,881,058
General Electric Co. 5.25% 12/6/17	7,130,000	6,854,297
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (a)	6,485,000	6,572,833
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (a)	3,600,000	3,629,437
		21,122,297

	Principal Amount	Value
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	$ 865,000	$ 867,938
TOTAL INDUSTRIALS		70,143,907
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	1,254,116
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	191,071
National Semiconductor Corp.:
3.0263% 6/15/10 (f)	1,092,000	1,037,233
6.15% 6/15/12	5,265,000	5,314,807
		6,543,111
TOTAL INFORMATION TECHNOLOGY		7,797,227
MATERIALS - 0.8%
Chemicals - 0.1%
Dow Chemical Co. 5.7% 5/15/18	2,075,000	2,009,430
Metals & Mining - 0.7%
Nucor Corp.:
5.85% 6/1/18	3,180,000	3,213,164
6.4% 12/1/37	2,550,000	2,587,197
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,725,000	7,767,827
6.5% 7/15/18	2,796,000	2,804,483
7.125% 7/15/28	3,500,000	3,541,713
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,999,809
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,015,245
		24,929,438
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	1,900,000	1,893,781
TOTAL MATERIALS		28,832,649
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,366,649
AT&T, Inc.:
6.3% 1/15/38	364,000	343,891
6.8% 5/15/36	10,939,000	10,960,933
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	684,861
BellSouth Corp. 2.7756% 8/15/08 (f)	896,000	895,434
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,704,691
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 5.25% 7/22/13	$ 2,500,000	$ 2,452,620
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,102,559
6.45% 6/15/34	3,620,000	3,494,962
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,869,125
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,830,506
6.999% 6/4/18	3,792,000	3,824,300
7.2% 7/18/36	3,620,000	3,500,359
Telefonica Emisiones SAU:
3.1025% 6/19/09 (f)	1,654,000	1,644,700
5.855% 2/4/13	1,438,000	1,447,606
6.221% 7/3/17	2,885,000	2,883,624
7.045% 6/20/36	4,335,000	4,448,794
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,174,179
6.25% 4/1/37	1,380,000	1,271,049
6.4% 2/15/38	2,893,000	2,693,018
6.9% 4/15/38	2,420,000	2,391,618
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,417,599
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,141,971
		65,545,048
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,757,931
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	787,845
8.125% 5/1/12	1,130,000	1,237,686
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,943,600
Vodafone Group PLC 5% 12/16/13	2,775,000	2,693,046
		8,420,108
TOTAL TELECOMMUNICATION SERVICES		73,965,156
UTILITIES - 3.9%
Electric Utilities - 2.0%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,113,432
AmerenUE 6.4% 6/15/17	6,509,000	6,496,444
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,789,951
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,401,682
5.8% 3/15/18	4,010,000	3,914,458
6.15% 9/15/17	2,890,000	2,882,058

	Principal Amount	Value
Duke Energy Carolinas LLC:
5.25% 1/15/18	$ 1,890,000	$ 1,865,177
6.05% 4/15/38	1,742,000	1,722,129
EDP Finance BV 6% 2/2/18 (a)	2,864,000	2,851,885
Enel Finance International SA:
6.25% 9/15/17 (a)	1,455,000	1,472,275
6.8% 9/15/37 (a)	4,424,000	4,461,060
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,669,675
6.75% 5/1/11	2,425,000	2,491,273
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,057,775
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,399,309
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,204,563
Ohio Power Co. 2.9075% 4/5/10 (f)	1,167,000	1,143,990
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	1,909,556
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,817,841
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	6,230,000	5,314,414
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,979,072
7.1% 3/1/11	3,932,000	4,137,400
Southern California Edison Co. 5.95% 2/1/38	1,890,000	1,868,371
West Penn Power Co. 5.95% 12/15/17 (a)	3,275,000	3,280,027
		74,243,817
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	197,497
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	5,946,197
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	6,511,197
PPL Energy Supply LLC:
5.7% 10/15/35	4,175,000	3,919,135
6.2% 5/15/16	2,715,000	2,652,487
6.5% 5/1/18	2,640,000	2,578,414
TXU Corp. 5.55% 11/15/14	980,000	769,300
		22,376,730
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,562,677
6.25% 6/30/12	1,938,000	2,004,433
6.3% 9/30/66 (f)	9,255,000	8,470,667
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,626,186
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18 (a)	1,800,000	1,782,904
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
5.875% 10/1/12	$ 2,880,000	$ 2,962,189
6.5% 9/15/37	3,280,000	3,312,708
National Grid PLC 6.3% 8/1/16	7,820,000	7,830,268
NiSource Finance Corp.:
3.2081% 11/23/09 (f)	412,000	400,519
5.4% 7/15/14	3,885,000	3,634,394
5.45% 9/15/20	2,135,000	1,862,877
6.4% 3/15/18	3,220,000	3,107,731
7.875% 11/15/10	925,000	959,239
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	2,740,000	2,356,784
WPS Resources Corp. 6.11% 12/1/66 (f)	2,330,000	1,929,005
		47,802,581
TOTAL UTILITIES		144,620,625
TOTAL NONCONVERTIBLE BONDS (Cost $1,030,376,004)		995,056,805
U.S. Government and Government Agency Obligations - 16.7%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
0% 11/19/08	1,152,000	1,140,811
3.625% 2/12/13	4,230,000	4,145,662
4.75% 11/19/12	4,110,000	4,227,743
5% 2/16/12	20,940,000	21,719,136
Freddie Mac:
0% 8/18/08	256,000	255,239
0% 9/22/08	512,000	509,238
3.5% 5/29/13 (d)	13,595,000	13,210,071
4% 6/12/13	17,620,000	17,503,708
4.125% 12/21/12	9,200,000	9,231,768
5.25% 7/18/11	9,159,000	9,587,110
5.75% 1/15/12	15,975,000	16,956,312
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,396,102
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,020,000	2,024,911
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		102,907,811

	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	$ 15,378,300	$ 15,630,591
2% 1/15/14 (d)	180,284,364	191,411,436
2% 7/15/14	5,697,200	6,051,023
2.375% 4/15/11	14,392,879	15,249,663
2.625% 7/15/17	31,089,000	34,329,600
3.5% 1/15/11	12,340,500	13,437,610
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		276,109,923
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds 6.25% 5/15/30 (d)	14,893,000	18,331,183
U.S. Treasury Notes:
2.125% 1/31/10	7,200,000	7,162,877
2.5% 3/31/13	8,065,000	7,780,838
2.75% 2/28/13	36,175,000	35,315,844
3.375% 6/30/13 (b)	90,249,000	90,295,756
4.25% 8/15/14	80,000,000	83,581,280
TOTAL U.S. TREASURY OBLIGATIONS		242,467,778
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $602,079,635)		621,485,512
U.S. Government Agency - Mortgage Securities - 34.9%

Fannie Mae - 30.5%
3.244% 9/1/33 (f)	2,638,150	2,655,356
3.711% 7/1/33 (f)	1,843,337	1,859,512
3.744% 10/1/33 (f)	203,300	205,381
3.782% 6/1/34 (f)	1,171,018	1,175,898
3.829% 10/1/33 (f)	2,200,192	2,203,489
3.838% 10/1/33 (f)	4,702,892	4,794,749
3.991% 10/1/18 (f)	133,602	135,284
4% 8/1/18 to 6/1/19	3,151,719	3,023,000
4.078% 4/1/34 (f)	3,779,382	3,810,518
4.126% 5/1/34 (f)	2,640,195	2,649,732
4.134% 6/1/33 (f)	150,086	150,414
4.167% 1/1/35 (f)	478,607	482,052
4.25% 2/1/35 (f)	239,964	242,232
4.26% 10/1/33 (f)	88,276	89,268
4.301% 3/1/33 (f)	125,188	125,229
4.33% 1/1/35 (f)	265,729	268,300
4.338% 5/1/33 (f)	53,403	53,404
4.366% 2/1/34 (f)	429,594	435,683
4.384% 8/1/33 (f)	317,175	318,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.388% 2/1/35 (f)	$ 411,333	$ 415,689
4.419% 8/1/34 (f)	607,625	615,426
4.424% 5/1/35 (f)	142,026	142,293
4.429% 3/1/35 (f)	343,480	346,761
4.456% 1/1/35 (f)	249,160	250,746
4.48% 3/1/35 (f)	816,926	824,287
4.495% 3/1/35 (f)	778,596	787,528
4.497% 2/1/35 (f)	3,080,659	3,115,963
4.5% 4/1/18 to 10/1/35	104,075,576	99,807,732
4.532% 7/1/35 (f)	732,462	739,162
4.548% 5/1/35 (f)	563,752	570,224
4.56% 11/1/34 (f)	657,636	663,035
4.561% 2/1/35 (f)	2,437,959	2,468,504
4.566% 7/1/35 (f)	755,167	758,969
4.577% 9/1/34 (f)	664,721	672,467
4.599% 10/1/35 (f)	44,543	45,171
4.601% 2/1/35 (f)	631,481	638,836
4.642% 2/1/35 (f)	7,693,359	7,784,348
4.658% 11/1/34 (f)	815,990	826,291
4.694% 10/1/34 (f)	792,387	799,882
4.7% 12/1/34 (f)	505,479	510,558
4.701% 5/1/35 (f)	2,812,139	2,821,192
4.705% 7/1/34 (f)	654,085	662,289
4.716% 5/1/35 (f)	1,171,167	1,178,424
4.749% 5/1/35 (f)	3,088,941	3,106,752
4.771% 12/1/34 (f)	217,190	219,561
4.787% 4/1/35 (f)	76,209	76,574
4.789% 6/1/33 (f)	68,079	68,424
4.8% 6/1/35 (f)	901,515	912,415
4.813% 11/1/34 (f)	607,270	614,467
4.849% 4/1/33 (f)	29,850	29,983
4.855% 10/1/34 (f)	2,599,356	2,632,957
4.885% 7/1/35 (f)	2,681,142	2,703,758
5% 10/1/17 to 2/1/38	201,044,749	195,968,430
5.025% 7/1/34 (f)	98,777	100,167
5.026% 8/1/34 (f)	150,151	151,602
5.05% 9/1/34 (f)	1,689,262	1,712,547
5.131% 5/1/35 (f)	801,270	810,121
5.148% 5/1/35 (f)	2,268,685	2,294,162
5.154% 8/1/33 (f)	263,222	266,206
5.16% 6/1/35 (f)	828,519	832,908
5.197% 5/1/35 (f)	2,689,226	2,721,260
5.235% 5/1/36 (f)	1,187,958	1,213,076
5.253% 5/1/35 (f)	157,385	158,536
5.273% 3/1/35 (f)	155,668	156,967
5.291% 2/1/36 (f)	2,924,396	2,969,961
5.302% 12/1/35 (f)	1,410,105	1,431,637
5.302% 8/1/36 (f)	3,498,026	3,546,878
5.318% 4/1/36 (f)	3,438,195	3,557,270

	Principal Amount	Value
5.333% 7/1/35 (f)	$ 85,834	$ 86,789
5.423% 3/1/35 (f)	1,287,061	1,292,371
5.464% 2/1/36 (f)	4,255,734	4,326,792
5.5% 6/1/09 to 11/1/37	278,611,982	276,537,471
5.5% 7/1/38 (b)	50,000,000	49,296,070
5.513% 3/1/35 (f)	53,911	54,374
5.566% 9/1/36 (f)	1,549,289	1,587,246
5.584% 1/1/36 (f)	1,253,424	1,276,108
5.6% 10/1/35 (f)	1,350,685	1,377,174
5.616% 7/1/37 (f)	814,991	831,876
5.654% 9/1/35 (f)	1,175,774	1,196,421
5.787% 2/1/36 (f)	705,535	720,778
5.802% 1/1/36 (f)	769,017	783,337
5.967% 2/1/35 (f)	60,536	61,550
6% 6/1/14 to 2/1/38 (c)	284,906,106	289,086,636
6.03% 4/1/36 (f)	613,777	628,784
6.039% 1/1/35 (f)	179,802	181,513
6.103% 3/1/33 (f)	92,996	93,922
6.222% 2/1/35 (f)	55,919	56,165
6.234% 2/1/35 (f)	139,054	139,949
6.237% 2/1/35 (f)	818,301	820,945
6.251% 6/1/36 (f)	290,786	297,160
6.309% 4/1/36 (f)	604,099	621,156
6.5% 6/1/11 to 7/1/34	36,892,569	38,392,235
6.5% 7/1/38 (b)	75,000,000	77,152,793
6.554% 9/1/36 (f)	3,364,088	3,471,318
7% 3/1/15 to 8/1/32	3,167,716	3,347,266
7.5% 8/1/08 to 11/1/31	2,494,626	2,657,387
8% 1/1/30 to 5/1/30	66,320	70,790
8.5% 3/1/25 to 6/1/25	1,247	1,345
TOTAL FANNIE MAE		1,136,828,118
Freddie Mac - 3.3%
3.431% 7/1/33 (f)	5,031,695	5,053,399
4% 2/1/20	3,235,823	3,092,498
4.3% 12/1/34 (f)	316,128	318,758
4.33% 3/1/35 (f)	534,185	538,299
4.367% 2/1/35 (f)	662,195	666,653
4.406% 6/1/35 (f)	322,539	321,867
4.411% 3/1/35 (f)	368,013	368,032
4.417% 2/1/34 (f)	239,445	240,463
4.427% 3/1/35 (f)	321,230	321,346
4.5% 5/1/19	36,046	35,430
4.541% 2/1/35 (f)	619,513	620,809
4.767% 10/1/34 (f)	1,003,581	1,018,652
4.816% 9/1/34 (f)	468,984	476,098
4.845% 4/1/35 (f)	1,288,712	1,296,167
5.135% 4/1/35 (f)	1,485,291	1,498,409
5.275% 3/1/36 (f)	567,643	574,169
5.37% 3/1/35 (f)	206,000	208,359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.406% 11/1/35 (f)	$ 753,416	$ 763,711
5.524% 1/1/36 (f)	1,922,479	1,950,491
5.584% 2/1/35 (f)	432,372	434,877
5.749% 10/1/35 (f)	516,740	525,442
5.85% 6/1/36 (f)	728,217	742,887
5.854% 1/1/35 (f)	434,893	438,573
6% 4/1/32 to 11/1/37	36,245,252	36,758,877
6% 7/1/38 (b)	49,000,000	49,509,527
6.011% 7/1/37 (f)	3,658,717	3,741,996
6.033% 6/1/36 (f)	678,953	694,024
6.078% 4/1/36 (f)	1,105,063	1,129,961
6.105% 6/1/36 (f)	672,398	686,365
6.425% 10/1/36 (f)	3,448,032	3,546,059
6.502% 3/1/33 (f)	61,309	61,995
6.615% 7/1/36 (f)	4,752,971	4,894,647
6.71% 8/1/36 (f)	643,141	663,526
7.5% 5/1/17 to 11/1/31	286,587	304,901
8% 7/1/17 to 5/1/27	39,603	42,422
8.5% 3/1/20 to 1/1/28	179,477	193,614
TOTAL FREDDIE MAC		123,733,303
Government National Mortgage Association - 1.1%
3.75% 1/20/34 (f)	1,406,298	1,386,023
4.5% 2/20/37 (f)	6,563,954	6,582,510
5.25% 7/20/34 (f)	388,445	389,802
6% 12/15/08 to 11/15/34	12,422,210	12,685,801
6.5% 11/15/08 to 11/15/35	12,331,559	12,850,538
7% 1/15/28 to 11/15/32	5,331,413	5,636,451
7.5% 4/15/22 to 10/15/28	1,236,783	1,319,951
8% 2/15/17 to 11/15/30	142,430	153,558
8.5% 12/15/16 to 3/15/30	35,048	38,140
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		41,042,774
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,831,546)		1,301,604,195
Asset-Backed Securities - 5.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 2.8325% 1/25/35 (f)	35,616	28,254
Series 2005-1 Class M1, 2.9525% 4/25/35 (f)	657,000	536,879

	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 3.2325% 6/25/33 (f)	$ 5,307	$ 5,035
Class M2, 4.2325% 6/25/33 (f)	44,000	36,762
Series 2004-HE1 Class M1, 2.9825% 2/25/34 (f)	136,000	134,046
Series 2004-OP1 Class M1, 3.0025% 4/25/34 (f)	218,634	145,573
Series 2005-HE1 Class M1, 2.9625% 2/25/35 (f)	10,939	8,989
Series 2005-HE2 Class M2, 2.9325% 4/25/35 (f)	92,000	84,375
Series 2005-HE6 Class A2B, 2.6825% 10/25/35 (f)	20,058	19,990
Series 2005-SD1 Class A1, 2.8825% 11/25/50 (f)	145,405	116,415
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 2.9619% 10/20/14 (f)	419,000	258,523
Series 2007-A4 Class A4, 2.5119% 4/22/13 (f)	1,536,000	1,467,600
Series 2007-B1 Class B, 2.7319% 12/22/14 (f)	887,000	637,764
Airspeed Ltd. Series 2007-1A Class C1, 4.9713% 6/15/32 (a)(f)	2,954,953	2,337,368
ALG Student Loan Trust I Series 2006-1 Class A1, 3.2538% 10/28/18 (a)(f)	516,724	514,383
American Express Credit Account Master Trust Series 2004-C Class C, 2.9713% 2/15/12 (a)(f)	87,400	85,603
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	599,785	597,161
Series 2006-1:
Class A3, 5.11% 10/6/10	31,983	31,975
Class B1, 5.2% 3/6/11	305,000	295,898
Class C1, 5.28% 11/6/11	1,850,000	1,726,281
Series 2008-AF Class A3, 6.07% 12/12/12	5,225,000	5,037,945
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.1825% 12/25/33 (f)	71,867	54,466
Series 2004-R10 Class M1, 3.1825% 11/25/34 (f)	239,000	171,181
Series 2004-R11 Class M1, 3.1425% 11/25/34 (f)	227,000	159,723
Series 2004-R2:
Class M1, 2.9125% 4/25/34 (f)	90,000	64,616
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M3, 3.0325% 4/25/34 (f)	$ 63,916	$ 41,493
Series 2005-R1 Class M1, 2.9325% 3/25/35 (f)	332,000	234,119
Series 2005-R10 Class A2B, 2.7025% 12/25/35 (f)	364,575	314,218
Series 2005-R2 Class M1, 2.9325% 4/25/35 (f)	727,000	533,611
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.8125% 6/25/32 (f)	65,407	55,085
Argent Securities, Inc.:
Series 2003-W7 Class A2, 2.8725% 3/1/34 (f)	16,878	13,476
Series 2004-W11 Class M2, 3.1825% 11/25/34 (f)	198,000	139,372
Series 2004-W5 Class M1, 3.0825% 4/25/34 (f)	2,679,000	2,008,781
Series 2004-W7:
Class M1, 3.0325% 5/25/34 (f)	209,000	155,110
Class M2, 3.0825% 5/25/34 (f)	183,000	130,929
Series 2006-W4 Class A2C, 2.6425% 5/25/36 (f)	547,000	293,072
Arran Funding Ltd. Series 2005-A Class C, 2.7913% 12/15/10 (f)	1,370,000	1,323,968
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 2.9025% 12/25/34 (f)	505,174	354,068
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 3.7163% 6/15/33 (f)	92,933	73,624
Series 2003-HE6 Class M1, 3.1325% 11/25/33 (f)	189,000	145,670
Series 2004-HE2 Class M1, 3.0325% 4/25/34 (f)	940,000	646,348
Series 2004-HE3:
Class M1, 3.0225% 6/25/34 (f)	83,000	57,509
Class M2, 3.6025% 6/25/34 (f)	180,095	132,609
Series 2004-HE6 Class A2, 2.8425% 6/25/34 (f)	146,710	110,812
Series 2005-HE2 Class M1, 2.9325% 3/25/35 (f)	371,445	298,660
Series 2005-HE6 Class A2B, 2.7325% 7/25/35 (f)	3,076	2,953
Series 2005-HE8 Class M2, 2.9325% 11/25/35 (f)	108,000	61,155
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.5513% 3/15/12 (f)	1,209,000	1,183,699

	Principal Amount	Value
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.1125% 5/28/44 (f)	$ 144,930	$ 122,284
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.1575% 2/28/44 (f)	252,075	201,424
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 2.9325% 9/25/35 (f)	48,144	42,638
Series 2005-FR1 Class M1, 2.9825% 6/25/35 (f)	341,000	236,139
Series 2005-HE2 Class M1, 2.9825% 2/25/35 (f)	537,219	447,473
Series 2007-AQ1 Class A1, 2.5925% 11/25/36 (f)	594,639	527,835
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 2.8144% 12/26/24 (f)	809,141	773,773
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 2.8463% 6/15/10 (f)	337,000	335,420
Series 2006-1:
Class A3, 5.03% 10/15/09	338,387	339,562
Class B, 5.26% 10/15/10	945,000	952,613
Class C, 5.55% 1/18/11	5,965,000	6,013,691
Class D, 7.16% 1/15/13 (a)	645,000	648,344
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,096,538
Class C, 5.73% 3/15/11	660,000	610,294
Class D, 6.05% 1/17/12	1,630,000	1,433,636
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.5813% 8/15/11 (f)	328,176	314,171
Series 2006-C Class A3B, 2.4813% 7/15/11 (f)	313,756	301,696
Series 2007-A Class A2, 5.33% 5/17/10	81,652	81,660
Series 2007-B Class A2, 5.27% 6/15/10	215,718	215,654
Capital One Multi-Asset Execution Trust:
Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,366,632
Series 2007-C3 Class C3, 2.7613% 4/15/13 (a)(f)	1,024,000	917,920
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	3,461,250
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 2.7825% 7/25/36 (f)	402,000	68,491
Series 2006-NC3 Class M10, 4.4825% 8/25/36 (a)(f)	255,000	14,555
Series 2007-RFC1 Class A3, 2.6225% 12/25/36 (f)	635,000	409,674
Asset-Backed Securities - continued
	Principal Amount	Value
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 2.6619% 5/20/17 (a)(f)	$ 125,298	$ 104,865
Series 2005-1A Class A1, 4.67% 5/20/17 (a)	535,450	390,900
Chase Issuance Trust:
Series 2004-3 Class C, 2.9413% 6/15/12 (f)	187,000	181,987
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	1,986,920
CIT Equipment Collateral Trust:
Series 2006-VT1 Class A3, 5.13% 12/21/08	980,520	985,299
Series 2006-VT2 Class D, 5.46% 4/20/14	224,608	206,640
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,133,139
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,280,356
Series 2007-B6 Class B6, 5.03% 11/8/12	7,680,000	7,484,851
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 2.8925% 12/25/33 (a)(f)	159,649	125,318
Series 2007-AMC4 Class M1, 2.7525% 5/25/37 (f)	270,000	65,057
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	1,169,872	1,175,527
Series 2007-A Class A2, 5.09% 10/15/09	122,923	123,079
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 2.5313% 7/15/12 (a)(f)	461,000	457,993
Class B, 2.7513% 7/15/12 (a)(f)	460,977	438,728
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.3425% 5/25/33 (f)	20,816	17,056
Series 2004-3:
Class 3A4, 2.7325% 8/25/34 (f)	69,913	54,335
Class M1, 2.9825% 6/25/34 (f)	233,000	201,239
Class M4, 3.4525% 4/25/34 (f)	60,189	40,336
Series 2004-4:
Class A, 2.8525% 8/25/34 (f)	17,068	10,936
Class M2, 3.0125% 6/25/34 (f)	254,508	219,444
Series 2005-1:
Class M1, 2.9025% 8/25/35 (f)	180,000	138,628
Class MV2, 2.9225% 7/25/35 (f)	498,000	433,790

	Principal Amount	Value
Series 2005-3 Class MV1, 2.9025% 8/25/35 (f)	$ 873,000	$ 609,251
Series 2005-AB1 Class A2, 2.6925% 8/25/35 (f)	257,365	239,671
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (a)	91,359	84,864
Series 2006-C Class A2, 5.31% 3/15/10 (a)	7,367	7,360
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 2.7525% 5/25/36 (a)(f)	404,145	311,066
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5425% 10/25/36 (f)	280,840	261,884
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	1,995,693
Class C, 5.074% 6/15/35 (a)	1,862,000	1,774,430
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	722,793
Discover Card Master Trust I:
Series 2003-4 Class B1, 2.8013% 5/16/11 (f)	446,000	440,806
Series 2005-3 Class B, 2.6613% 5/15/11 (f)	461,000	456,917
Series 2006-1 Class B1, 2.6213% 8/16/11 (f)	749,000	734,371
Series 2006-2 Class B1, 2.5913% 1/17/12 (f)	1,024,000	983,254
Series 2007-1 Class B, 2.5713% 8/15/12 (f)	1,024,000	936,858
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	4,671,321
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	168,737	167,841
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	5,175,000	3,824,843
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.5126% 5/28/35 (f)	13,702	9,216
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.6575% 8/25/34 (f)	102,000	55,274
Series 2006-3 Class 2A3, 2.6425% 11/25/36 (f)	1,585,000	822,466
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 3.3075% 3/25/34 (f)	22,924	17,597
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 2.5225% 9/25/36 (f)	$ 377,053	$ 351,484
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	187,915	185,300
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	833,060	838,008
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	929,527
Ford Credit Floorplan Master Owner Trust:
Series 2006-3:
Class A, 2.6513% 6/15/11 (f)	426,000	416,591
Class B, 2.9213% 6/15/11 (f)	713,000	663,440
Series 2006-4 Class B, 3.0213% 6/15/13 (f)	272,000	246,600
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	295,593	296,340
Fremont Home Loan Trust:
Series 2004-A Class M1, 3.3075% 1/25/34 (f)	466,890	348,612
Series 2005-A:
Class M1, 2.9125% 1/25/35 (f)	68,989	60,678
Class M2, 2.9425% 1/25/35 (f)	618,000	522,923
Class M3, 2.9725% 1/25/35 (f)	334,000	222,783
Class M4, 3.1625% 1/25/35 (f)	128,000	58,675
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (a)(f)	829,000	663,200
GE Business Loan Trust Series 2003-1 Class A, 2.9013% 4/15/31 (a)(f)	135,836	112,757
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 2.5813% 9/17/12 (f)	313,000	296,959
Class C, 2.7113% 9/17/12 (f)	244,000	222,421
Series 2007-1 Class C, 2.7413% 3/15/13 (f)	1,671,000	1,462,125
Gracechurch Card Funding PLC:
Series 11 Class C, 2.7513% 11/15/10 (f)	1,178,000	1,157,197
Series 9:
Class B, 2.6213% 9/15/10 (f)	207,000	205,586
Class C, 2.7813% 9/15/10 (f)	758,000	750,769
GSAMP Trust:
Series 2002-HE Class M1, 4.3569% 11/20/32 (f)	252,718	206,974

	Principal Amount	Value
Series 2003-FM1 Class M1, 3.7119% 3/20/33 (f)	$ 457,009	$ 370,555
Series 2004-AR1:
Class B4, 5% 6/25/34 (a)(f)	270,974	81,292
Class M1, 3.1325% 6/25/34 (f)	772,000	494,599
Series 2004-FM2 Class M1, 3.2325% 1/25/34 (f)	407,551	315,598
Series 2004-HE1 Class M1, 3.0325% 5/25/34 (f)	201,734	153,317
Series 2007-HE1 Class M1, 2.7325% 3/25/47 (f)	289,000	66,831
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 2.8225% 11/25/34 (f)	5,588	4,137
Series 2005-9 Class 2A1, 2.6025% 8/25/35 (f)	28,285	27,785
Series 2005-MTR1 Class A1, 2.6225% 10/25/35 (f)	241,032	229,960
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.5625% 5/25/30 (a)(f)	232,504	169,728
Series 2006-3 Class C, 3.0325% 9/25/46 (a)(f)	538,000	312,040
Helios Finance L.P. Series 2007-S1 Class B1, 3.1819% 10/20/14 (a)(f)	1,241,000	830,601
Holmes Master Issuer PLC:
Series 2006-1A Class 2C, 3.1031% 7/15/40 (a)(f)	215,000	194,399
Series 2007-2A Class 1C, 2.9431% 7/15/40 (f)	814,696	806,421
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.3625% 2/25/33 (f)	141	96
Series 2003-3 Class M1, 3.7725% 8/25/33 (f)	392,092	325,238
Series 2003-4 Class M1, 3.6825% 10/25/33 (f)	104,557	79,798
Series 2003-5:
Class A2, 3.1825% 12/25/33 (f)	11,595	9,247
Class M1, 3.5325% 12/25/33 (f)	135,117	115,884
Series 2003-7 Class A2, 2.8625% 3/25/34 (f)	584	388
Series 2003-8 Class M1, 3.5625% 4/25/34 (f)	183,339	142,260
Series 2004-3 Class M2, 3.6825% 8/25/34 (f)	146,000	110,885
Series 2004-7 Class A3, 2.8725% 1/25/35 (f)	216	161
Series 2005-1 Class M1, 2.9125% 5/25/35 (f)	562,000	479,280
Series 2005-3 Class M1, 2.8925% 8/25/35 (f)	484,000	394,140
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-5 Class 2A2, 2.7325% 11/25/35 (f)	$ 230,332	$ 204,492
Series 2006-1 Class 2A3, 2.7075% 4/25/36 (f)	1,736,000	1,142,071
Honda Auto Receivables Owner Trust Series 2008-1 Class A3, 4.47% 1/18/12	6,255,000	6,278,832
Household Home Equity Loan Trust Series 2004-1 Class M, 3.0019% 9/20/33 (f)	102,334	80,294
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.6113% 6/15/12 (f)	792,000	758,633
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9419% 1/20/35 (f)	288,478	233,848
Class M2, 2.9719% 1/20/35 (f)	216,601	168,138
Series 2005-3 Class A1, 2.7419% 1/20/35 (f)	157,445	130,827
Series 2006-2:
Class M1, 2.7519% 3/20/36 (f)	253,421	188,868
Class M2, 2.7719% 3/20/36 (f)	418,824	291,075
Series 2006-3 Class A1V, 2.5619% 3/20/36 (f)	507,765	492,532
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 2.6725% 1/25/37 (f)	436,000	260,292
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,043,214
Series 2006-1:
Class A3, 5.13% 6/15/10	257,414	259,084
Class B, 5.29% 11/15/12	236,488	239,821
Class C, 5.34% 11/15/12	304,056	303,467
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 2.6125% 11/25/36 (f)	438,000	265,647
Class MV1, 2.7125% 11/25/36 (f)	356,000	74,475
Keycorp Student Loan Trust:
Series 1999-A Class A2, 2.985% 12/27/09 (f)	418,048	412,435
Series 2006-A Class 2A1, 2.8381% 9/27/21 (f)	363,360	359,779
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,242,400
Class C, 4.13% 11/20/37 (a)	3,760,000	3,008,000

	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 3.7125% 6/25/33 (f)	$ 804,466	$ 611,433
Series 2004-2:
Class M1, 3.0125% 6/25/34 (f)	744,000	513,187
Class M2, 3.5625% 6/25/34 (f)	167,000	129,422
Series 2006-1 Class 2A2, 2.6225% 2/25/36 (f)	131,104	128,728
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6925% 5/25/47 (f)	502,000	423,395
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 2.7425% 10/25/36 (f)	158,000	19,019
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 2.8463% 1/18/11 (f)	58,000	58,008
Series 2003-B5 Class B5, 2.8413% 2/15/11 (f)	36,000	35,996
Series 2005-C3 Class C, 2.7413% 3/15/11 (f)	1,135,000	1,124,182
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.3075% 7/25/34 (f)	8,732	2,361
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (a)(f)	3,285,000	3,123,050
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6525% 2/25/37 (f)	659,795	527,836
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.1825% 7/25/34 (f)	248,947	214,112
Series 2003-OPT1 Class M1, 3.1325% 7/25/34 (f)	71,824	63,065
Series 2006-FM1 Class A2B, 2.5925% 4/25/37 (f)	916,000	799,497
Series 2006-HE3 Class A2, 2.5725% 6/25/37 (f)	384,000	368,700
Series 2006-OPT1 Class A1A, 2.7425% 6/25/35 (f)	597,740	496,685
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.1325% 12/27/32 (f)	16,986	12,470
Series 2003-NC7 Class M1, 3.5325% 6/25/33 (f)	205,944	157,053
Series 2003-NC8 Class M1, 3.5325% 9/25/33 (f)	156,079	114,477
Series 2004-HE6 Class A2, 2.8225% 8/25/34 (f)	20,187	13,158
Series 2004-NC2 Class M1, 3.0325% 12/25/33 (f)	362,538	264,659
Series 2005-HE1 Class M2, 2.9525% 12/25/34 (f)	172,000	130,020
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-HE2 Class M1, 2.8825% 1/25/35 (f)	$ 155,000	$ 112,904
Series 2005-NC1 Class M1, 2.9225% 1/25/35 (f)	141,000	100,094
Series 2007-HE2 Class A2A, 2.5225% 1/25/37 (f)	64,017	58,336
Series 2007-HE4 Class A2A, 2.5925% 2/25/37 (f)	59,611	53,920
Series 2007-NC3 Class A2A, 2.5425% 5/25/37 (f)	28,119	27,249
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.9825% 1/25/32 (f)	23,503	23,323
Series 2002-AM3 Class A3, 3.4625% 2/25/33 (f)	36,132	27,844
Series 2002-HE2 Class M1, 3.9825% 8/25/32 (f)	262,208	191,604
Series 2002-NC1 Class M1, 3.6825% 2/25/32 (a)(f)	210,129	157,626
Series 2002-NC3:
Class A3, 3.1625% 8/25/32 (f)	12,136	8,566
Class M1, 3.5625% 8/25/32 (f)	24,357	18,645
Series 2003-NC1 Class M1, 4.0575% 11/25/32 (f)	160,410	114,359
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5825% 4/25/37 (f)	37,933	35,497
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	182,000
Series 2006-3 Class A1, 2.5125% 9/25/19 (f)	921,737	904,703
Series 2006-4 Class A1, 2.5125% 3/25/25 (f)	602,279	579,888
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 3.5625% 1/25/34 (f)	428,525	321,430
Series 2005-4 Class M2, 2.9925% 9/25/35 (f)	503,000	389,883
Series 2005-D Class M2, 2.9525% 2/25/36 (f)	105,000	40,531
Nissan Auto Lease Trust Series 2005-A Class A4, 2.5218% 8/15/11 (f)	201,162	201,132
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	150,416	145,296
Series 2006-HE2 Class A2, 2.6025% 3/25/36 (f)	384,000	369,480

	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 3.8819% 3/20/11 (a)(f)	$ 414,000	$ 310,500
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.1325% 11/25/34 (f)	121,000	81,000
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 2.5625% 1/25/37 (f)	36,239	35,752
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.1625% 9/25/34 (f)	98,000	83,889
Class M3, 3.7325% 9/25/34 (f)	188,000	132,525
Class M4, 3.9325% 9/25/34 (f)	241,000	59,623
Series 2004-WCW2 Class M3, 3.0325% 7/25/35 (f)	141,000	70,500
Series 2004-WHQ2 Class M1, 3.0725% 2/25/35 (f)	410,000	265,026
Series 2004-WWF1:
Class M2, 3.1625% 2/25/35 (f)	566,000	423,675
Class M3, 3.2225% 2/25/35 (f)	70,000	47,242
Series 2005-WCH1:
Class M2, 3.0025% 1/25/35 (f)	1,972,000	1,404,176
Class M3, 3.0425% 1/25/35 (f)	168,000	103,083
Class M4, 3.3125% 1/25/35 (f)	520,000	303,353
Series 2005-WHQ2 Class M7, 3.7325% 5/25/35 (f)	1,081,000	120,640
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	533,607	534,509
Class C, 5.77% 5/25/10 (a)	1,355,000	1,349,385
Providian Master Note Trust:
Series 2005-2 Class C2, 2.9713% 11/15/12 (a)(f)	1,098,000	995,337
Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,378,157
Series 2006-C1A Class C1, 3.0213% 3/16/15 (a)(f)	1,279,000	879,313
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5525% 2/25/37 (f)	1,314,493	1,277,523
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.2825% 4/25/33 (f)	1,796	1,371
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	295,393	295,080
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.2775% 3/25/35 (f)	$ 666,000	$ 476,299
Sierra Receivables Funding Co. Series 2007-1A Class A2, 2.6319% 3/20/19 (a)(f)	508,573	427,201
SLC Student Loan Trust Series 2007-1 Class C, 2.8256% 8/15/35 (f)	98,753	96,974
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.7263% 6/15/33 (f)	448,000	358,400
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.6513% 8/15/11 (a)(f)	609,000	548,849
Class C, 2.8513% 8/15/11 (a)(f)	278,000	237,607
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 4.0825% 8/25/34 (f)	110,643	83,078
Series 2003-BC4 Class M1, 3.0825% 11/25/34 (f)	685,000	438,371
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 3.6325% 9/25/34 (f)	123,000	92,679
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 2.8425% 2/25/34 (f)	48,282	36,385
Series 2007-BC4 Class A3, 2.6425% 11/25/37 (f)	7,973,087	7,593,320
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.5713% 9/15/11 (f)	1,852,000	1,798,038
Class B, 2.7513% 9/15/11 (f)	1,385,000	1,272,954
Series 2007-AE1:
Class A, 2.5713% 1/15/12 (f)	345,000	329,245
Class B, 2.7713% 1/15/12 (f)	300,000	270,000
Class C, 3.0713% 1/15/12 (f)	372,000	316,200
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9213% 3/15/11 (a)(f)	5,380,000	5,351,314
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 2.5713% 6/15/12 (f)	1,012,000	966,229
Class B, 2.6913% 6/15/12 (f)	2,515,000	2,091,726
Class C, 2.9713% 6/15/12 (f)	1,500,000	1,144,950
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.9125% 9/25/34 (f)	10,148	7,502
Series 2003-6HE Class A1, 2.9525% 11/25/33 (f)	12,837	10,008

	Principal Amount	Value
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 2.8113% 5/16/11 (a)(f)	$ 997,000	$ 937,180
Series 2006-2:
Class B, 2.6213% 10/17/11 (f)	1,206,000	1,121,392
Class C, 2.8213% 10/17/11 (f)	1,133,000	1,015,628
Series 2007-1 Class C, 2.8513% 6/15/12 (f)	1,292,000	1,096,585
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	4,027,342
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.2713% 6/15/20 (a)(f)	713,442	570,754
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.5013% 9/16/13 (a)(f)	1,935,000	1,829,181
Series 2006-C2A Class C2, 2.9713% 8/15/15 (a)(f)	2,465,000	1,600,168
Series 2006-C3A Class C3A, 2.8513% 10/15/13 (a)(f)	1,725,000	1,470,625
Series 2007-C1 Class C1, 2.8713% 5/15/14 (a)(f)	1,501,000	1,153,368
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	29,204	28,839
Whinstone Capital Management Ltd. Series 1A Class B3, 3.82% 10/25/44 (a)(f)	630,180	441,126
World Omni Auto Receivables Trust:
Series 2006-A Class A3, 5.01% 10/15/10	697,070	701,048
Series 2007-B Class A2B, 2.7913% 2/16/10 (f)	148,773	148,811
TOTAL ASSET-BACKED SECURITIES (Cost $198,801,553)		191,192,383
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 2.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1088% 2/17/52 (a)(f)	236,000	214,391
Series 2006-2A:
Class 2B, 2.8388% 2/17/52 (a)(f)	830,000	773,975
Class 2C, 3.0988% 2/17/52 (a)(f)	1,014,000	915,034
Class 2M, 2.9188% 2/17/52 (a)(f)	564,000	521,171
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 3.14% 4/12/56 (a)(f)	$ 582,000	$ 499,414
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (f)	485,000	354,894
Class C, 5.6985% 4/10/49 (f)	1,290,000	929,446
Class D, 5.6985% 4/10/49 (f)	650,000	444,692
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 7.1078% 12/25/33 (f)	30,153	29,395
Series 2004-B Class 1A1, 6.4142% 3/25/34 (f)	31,103	29,585
Series 2004-C Class 1A1, 5.9072% 4/25/34 (f)	56,927	55,452
Series 2004-J Class 2A1, 4.7583% 11/25/34 (f)	1,554,364	1,528,708
Series 2005-E Class 2A7, 4.6122% 6/25/35 (f)	2,680,000	2,211,546
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.7625% 1/25/35 (f)	1,257,629	855,188
Series 2005-2 Class 1A1, 2.7325% 3/25/35 (f)	234,031	163,897
Series 2005-5 Class 1A1, 2.7025% 7/25/35 (f)	296,084	227,079
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.354% 2/25/37 (f)	915,410	907,436
Series 2007-A2:
Class 2A1, 4.2383% 7/25/37 (f)	471,219	461,744
Class 3A1, 4.5646% 7/25/37 (f)	7,442,809	7,369,274
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.095% 12/10/49 (f)	7,310,000	7,422,338
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.3946% 8/25/34 (f)	3,976,063	3,810,359
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.8825% 5/25/33 (f)	42,950	42,271
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.8825% 1/25/34 (f)	29,734	25,771
Series 2004-2 Class 7A3, 2.8825% 2/25/35 (f)	57,123	48,290
Series 2004-4 Class 5A2, 2.8825% 3/25/35 (f)	16,263	12,788
Series 2005-1 Class 5A2, 2.8125% 5/25/35 (f)	220,166	157,936

	Principal Amount	Value
Series 2005-10:
Class 5A1, 2.7425% 1/25/36 (f)	$ 303,230	$ 240,006
Class 5A2, 2.8025% 1/25/36 (f)	136,611	85,401
Series 2005-2:
Class 6A2, 2.7625% 6/25/35 (f)	55,410	41,565
Class 6M2, 2.9625% 6/25/35 (f)	519,000	223,170
Series 2005-3 Class 8A2, 2.7225% 7/25/35 (f)	230,958	168,214
Series 2005-4 Class 7A2, 2.7125% 8/25/35 (f)	75,466	56,935
Series 2005-8 Class 7A2, 2.7625% 11/25/35 (f)	178,847	136,206
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.8825% 3/25/34 (f)	960	897
Series 2004-AR3 Class 6A2, 3.2225% 4/25/34 (f)	6,936	5,323
Series 2004-AR4 Class 5A2, 3.2225% 5/25/34 (f)	10,113	9,481
Series 2004-AR5 Class 11A2, 3.2225% 6/25/34 (f)	15,700	14,878
Series 2004-AR6 Class 9A2, 3.2225% 10/25/34 (f)	66,940	64,129
Series 2004-AR7 Class 6A2, 2.8625% 8/25/34 (f)	23,693	21,660
Series 2004-AR8 Class 8A2, 2.8625% 9/25/34 (f)	16,960	15,120
Series 2007-AR7 Class 2A1, 4.626% 11/25/34 (f)	1,621,418	1,540,646
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.6425% 3/25/37 (f)	1,210,000	768,470
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 2.5725% 9/19/36 (f)	339,765	313,728
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (a)	641,946	630,311
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (f)	20,558	17,652
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 2.5113% 10/18/31 (a)(f)	47,444	47,383
Class B1, 2.8238% 10/18/54 (a)(f)	436,000	434,736
Class B2, 2.8938% 10/18/54 (a)(f)	1,007,000	861,614
Class C2, 3.2038% 10/18/54 (a)(f)	337,000	264,545
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A: - continued
Class M1, 2.9038% 10/18/54 (a)(f)	$ 252,000	$ 248,929
Class M2, 2.9838% 10/18/54 (a)(f)	579,000	497,216
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.165% 11/20/56 (a)(f)	863,000	667,833
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.1856% 10/11/41 (a)(f)	1,097,000	877,765
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 2.9025% 12/20/54 (f)	2,101,016	2,059,863
Series 2005-4 Class A3, 2.765% 12/20/54 (f)	314,754	313,697
Series 2006-1A:
Class A5, 2.765% 12/20/54 (a)(f)	376,525	370,535
Class C2, 3.295% 12/20/54 (a)(f)	2,117,000	1,400,184
Series 2006-2 Class C1, 3.2875% 12/20/54 (f)	1,885,000	1,084,064
Series 2006-3 Class C2, 3.3175% 12/20/54 (f)	396,000	207,860
Series 2006-4:
Class B1, 2.8925% 12/20/54 (f)	1,059,000	988,121
Class C1, 3.1825% 12/20/54 (f)	647,000	549,950
Class M1, 2.9725% 12/20/54 (f)	279,000	254,576
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (f)	654,000	576,763
Class 1M1, 2.9525% 12/20/54 (f)	425,000	387,770
Class 2C1, 3.2325% 12/20/54 (f)	298,000	196,501
Class 2M1, 3.0525% 12/20/54 (f)	546,000	420,966
Series 2007-2 Class 2C1, 3.1459% 12/17/54 (f)	757,000	494,997
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 4.2675% 1/20/44 (f)	169,476	154,529
Series 2004-3 Class 2A1, 2.9425% 9/20/44 (f)	288,666	283,420
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8347% 4/25/35 (f)	1,599,308	1,571,749
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 2.7025% 5/19/35 (f)	163,126	123,558

	Principal Amount	Value
Holmes Financing No. 10 PLC floater Series 10A Class 2C, 4.6075% 7/15/40 (a)(f)	$ 525,000	$ 524,517
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 2.6125% 4/25/37 (f)	766,962	704,047
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9325% 10/25/34 (f)	60,761	50,268
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.8525% 3/25/35 (f)	102,716	79,376
Series 2005-1:
Class M4, 3.2325% 4/25/35 (f)	12,087	2,417
Class M5, 3.2525% 4/25/35 (f)	12,087	2,901
Class M6, 3.3025% 4/25/35 (f)	19,444	4,278
Series 2005-3 Class A1, 2.7225% 8/25/35 (f)	239,255	179,671
Series 2005-4 Class 1B1, 3.7825% 5/25/35 (f)	76,314	9,539
Series 2005-6 Class 1M3, 3.0925% 10/25/35 (f)	67,822	6,782
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	6,185,000	5,953,681
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7571% 11/25/33 (f)	2,333,871	2,296,822
Series 2006-A3 Class 6A1, 3.7638% 8/25/34 (f)	2,423,782	2,354,695
Series 2007-A1:
Class 1A1, 4.2001% 7/25/35 (f)	777,655	763,724
Class 3A2, 5.0048% 7/25/35 (f)	8,283,955	8,134,499
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.8719% 9/26/45 (a)(f)	204,180	102,090
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.7525% 3/25/35 (f)	31,247	22,601
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	407,940	392,132
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 2.7825% 5/25/37 (f)	249,000	55,714
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 2.6613% 6/15/22 (a)(f)	449,000	423,272
Class D, 2.6713% 6/15/22 (a)(f)	173,000	163,135
Class E, 2.6813% 6/15/22 (a)(f)	276,000	249,381
Class F, 2.7113% 6/15/22 (a)(f)	498,000	428,280
Class G, 2.7813% 6/15/22 (a)(f)	103,000	89,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 2.8013% 6/15/22 (a)(f)	$ 207,000	$ 176,228
Class J, 2.8413% 6/15/22 (a)(f)	242,000	201,827
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.8725% 3/25/28 (f)	84,972	77,500
Series 2003-B Class A1, 2.8225% 4/25/28 (f)	90,104	81,870
Series 2003-D Class A, 2.7925% 8/25/28 (f)	77,461	76,812
Series 2003-E Class A2, 3.4006% 10/25/28 (f)	126,988	123,650
Series 2003-F Class A2, 5.7613% 10/25/28 (f)	119,970	111,795
Series 2004-A Class A2, 2.7475% 4/25/29 (f)	115,554	105,871
Series 2004-B Class A2, 5.125% 6/25/29 (f)	99,956	96,784
Series 2004-C Class A2, 5.155% 7/25/29 (f)	107,471	101,797
Series 2004-D Class A2, 2.8575% 9/25/29 (f)	93,390	83,757
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (f)	213,403	190,952
Class A2D, 3.0475% 11/25/29 (f)	30,983	27,968
Series 2004-G Class A2, 3.48% 11/25/29 (f)	96,593	88,352
Series 2005-A Class A2, 3.3206% 2/25/30 (f)	98,702	93,653
Series 2005-B Class A2, 3.0388% 7/25/30 (f)	293,541	267,848
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	4,570,000	4,395,297
MortgageIT Trust floater:
Series 2004-2:
Class A1, 2.8525% 12/25/34 (f)	110,786	102,666
Class A2, 2.9325% 12/25/34 (f)	150,185	141,099
Series 2005-2 Class 1A1, 2.7425% 5/25/35 (f)	125,007	108,854
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 2.7725% 7/25/35 (f)	1,264,056	861,899
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 2.7825% 3/25/37 (f)	861,000	172,523
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (f)	723,000	649,135

	Principal Amount	Value
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1131% 7/17/42 (f)	$ 909,000	$ 826,026
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8243% 10/25/35 (f)	2,314,343	2,249,548
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.7994% 7/10/35 (a)(f)	545,902	526,795
Series 2003-CB1:
Class B3, 3.8994% 6/10/35 (a)(f)	518,996	461,907
Class B4, 4.0994% 6/10/35 (a)(f)	997,375	813,631
Class B5, 4.6994% 6/10/35 (a)(f)	681,465	547,654
Class B6, 5.1994% 6/10/35 (a)(f)	401,658	316,310
Series 2004-A:
Class B4, 3.6494% 2/10/36 (a)(f)	285,982	281,812
Class B5, 4.1494% 2/10/36 (a)(f)	190,965	167,449
Series 2004-B Class B4, 3.5494% 2/10/36 (a)(f)	124,040	83,582
Series 2004-C:
Class B4, 3.3994% 9/10/36 (a)(f)	159,440	117,025
Class B5, 3.7994% 9/10/36 (a)(f)	178,308	127,142
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.5825% 9/25/46 (f)	739,266	620,983
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	98,809	95,321
Series 2004-SL2 Class A1, 6.5% 10/25/16	183,832	174,014
Series 2005-AR5 Class 1A1, 4.771% 9/19/35 (f)	111,455	108,861
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 2.9325% 6/25/33 (a)(f)	122,926	95,786
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 2.5825% 2/25/36 (a)(f)	94,788	92,611
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.5325% 5/25/36 (f)	13,742	13,619
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (f)	175,373	162,096
Series 2004-1 Class A, 4.1113% 2/20/34 (f)	61,133	57,116
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-10 Class A4, 4.0938% 11/20/34 (f)	$ 85,697	$ 80,689
Series 2004-12 Class 1A2, 5.115% 1/20/35 (f)	279,087	249,518
Series 2004-3 Class A, 4.0613% 5/20/34 (f)	86,872	82,438
Series 2004-4 Class A, 4.0713% 5/20/34 (f)	332,150	299,427
Series 2004-5 Class A3, 3.4725% 6/20/34 (f)	124,122	116,311
Series 2004-6:
Class A3A, 3.4913% 6/20/35 (f)	95,128	84,919
Class A3B, 4.2513% 7/20/34 (f)	18,153	15,482
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (f)	103,430	93,283
Class A3B, 4.3613% 7/20/34 (f)	12,722	11,412
Series 2004-8 Class A2, 3.35% 9/20/34 (f)	240,563	221,286
Series 2005-1 Class A2, 4.0613% 2/20/35 (f)	159,504	124,384
Series 2005-2 Class A2, 3.23% 3/20/35 (f)	216,128	156,004
Series 2005-3 Class A1, 2.6819% 5/20/35 (f)	101,979	90,479
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.8825% 9/25/33 (a)(f)	37,710	34,253
Series 2007-GEL1 Class A2, 2.6725% 1/25/37 (a)(f)	461,000	275,217
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.8025% 9/25/36 (f)	1,153,000	784,040
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A2, 2.7225% 10/25/35 (f)	422,761	421,317
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 2.5625% 9/25/46 (f)	110,678	107,254
Series 2006-AR7 Class C1B1, 2.5425% 7/25/46 (f)	64,749	61,898
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1094% 6/25/35 (f)	3,774,769	3,633,793
Series 2005-AR12 Class 2A6, 4.3284% 7/25/35 (f)	5,978,638	5,702,931

	Principal Amount	Value
Series 2005-AR3 Class 2A1, 4.2065% 3/25/35 (f)	$ 758,656	$ 737,638
Series 2005-AR4 Class 2A2, 4.5229% 4/25/35 (f)	3,158,819	3,094,518
TOTAL PRIVATE SPONSOR		105,454,065
U.S. Government Agency - 2.9%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,178,271	3,275,858
Series 1999-57 Class PH, 6.5% 12/25/29	2,230,846	2,308,837
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.7325% 10/25/35 (f)	2,396,264	2,344,387
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,554,533	2,584,294
Series 2002-9 Class PC, 6% 3/25/17	404,436	412,467
Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,268,156
Class KD, 4.5% 7/25/18	2,625,000	2,586,594
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	183,101	181,159
Series 2004-86 Class KC, 4.5% 5/25/19	851,865	838,001
Series 2004-91 Class AH, 4.5% 5/25/29	1,833,836	1,795,679
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,399,277
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,714,551
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,183,038
Series 2702 Class WB, 5% 4/15/17	2,643,874	2,664,103
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,388,931
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,559,998
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,931,987
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,489,921
Series 3117 Class PC, 5% 6/15/31	20,000,000	19,930,626
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2508 Class CK, 5% 10/15/17	$ 10,000,000	$ 10,008,746
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,189,820
Series 2750 Class ZT, 5% 2/15/34	2,408,260	2,103,189
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 25.3725% 6/16/37 (f)	251,193	314,193
TOTAL U.S. GOVERNMENT AGENCY		108,473,812
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $215,025,816)		213,927,877
Commercial Mortgage Securities - 9.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.814% 2/14/43 (f)	1,435,000	1,504,544
Class A3, 6.864% 2/14/43 (f)	1,545,000	1,615,185
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (f)	2,100,000	2,062,466
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,619,803
Class A3, 5.39% 2/10/14	1,985,000	1,905,314
Series 2007-2 Class A1, 5.421% 1/10/12	2,084,171	2,076,186
Series 2007-3 Class A3, 5.6585% 6/10/49 (f)	6,100,000	5,981,050
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,367,663
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,509,813
Series 2001-3 Class H, 6.562% 4/11/37 (a)	4,889,139	4,875,931
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 2.9413% 3/15/22 (a)(f)	217,000	184,450

	Principal Amount	Value
Class G, 3.0013% 3/15/22 (a)(f)	$ 141,000	$ 118,440
Series 2006-BIX1:
Class F, 2.7813% 10/15/19 (a)(f)	558,000	491,040
Class G, 2.8013% 10/15/19 (a)(f)	380,000	321,100
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.0625% 12/25/33 (a)(f)	253,215	229,287
Series 2004-1:
Class A, 2.8425% 4/25/34 (a)(f)	752,197	661,934
Class B, 4.3825% 4/25/34 (a)(f)	59,112	35,467
Class M1, 3.0425% 4/25/34 (a)(f)	48,166	39,255
Class M2, 3.6825% 4/25/34 (a)(f)	43,161	32,587
Series 2004-2:
Class A, 2.9125% 8/25/34 (a)(f)	724,124	640,850
Class M1, 3.0625% 8/25/34 (a)(f)	94,559	78,484
Series 2004-3:
Class A1, 2.8525% 1/25/35 (a)(f)	1,061,886	939,769
Class A2, 2.9025% 1/25/35 (a)(f)	138,224	118,873
Class M1, 2.9825% 1/25/35 (a)(f)	141,476	113,181
Class M2, 3.4825% 1/25/35 (a)(f)	91,472	68,604
Series 2005-2A:
Class A1, 2.7925% 8/25/35 (a)(f)	608,874	548,169
Class M1, 2.9125% 8/25/35 (a)(f)	45,146	34,356
Class M2, 2.9625% 8/25/35 (a)(f)	74,253	53,091
Class M3, 2.9825% 8/25/35 (a)(f)	40,988	30,360
Class M4, 3.0925% 8/25/35 (a)(f)	38,017	27,160
Series 2005-3A:
Class A1, 2.8025% 11/25/35 (a)(f)	322,623	287,522
Class A2, 2.8825% 11/25/35 (a)(f)	209,050	168,285
Series 2005-4A:
Class A2, 2.8725% 1/25/36 (a)(f)	1,206,140	958,881
Class M1, 2.9325% 1/25/36 (a)(f)	252,366	190,831
Class M2, 2.9525% 1/25/36 (a)(f)	76,133	55,331
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class M3, 2.9825% 1/25/36 (a)(f)	$ 110,674	$ 77,454
Series 2006-1 Class A2, 2.8425% 4/25/36 (a)(f)	119,278	104,451
Series 2006-2A:
Class A1, 2.7125% 7/25/36 (a)(f)	1,153,832	1,017,564
Class A2, 2.7625% 7/25/36 (a)(f)	104,150	91,891
Class M1, 2.7925% 7/25/36 (a)(f)	109,357	80,181
Class M2, 2.8125% 7/25/36 (a)(f)	77,368	55,512
Class M6, 3.0225% 7/25/36 (a)(f)	78,856	50,720
Series 2006-3A:
Class M5, 2.9625% 10/25/36 (a)(f)	88,299	55,408
Class M6, 3.0425% 10/25/36 (a)(f)	172,433	101,735
Series 2006-4A:
Class A1, 2.7125% 12/25/36 (a)(f)	639,497	568,539
Class A2, 2.7525% 12/25/36 (a)(f)	1,425,235	1,269,900
Class M1, 2.7725% 12/25/36 (a)(f)	103,278	79,925
Series 2007-1:
Class A2, 2.7525% 3/25/37 (a)(f)	265,732	215,243
Class B3, 5.8325% 3/25/37 (a)(f)	169,489	76,270
Series 2007-2A:
Class A1, 2.7525% 7/25/37 (a)(f)	231,379	192,045
Class A2, 2.8025% 7/25/37 (a)(f)	216,571	171,091
Class B1, 4.0825% 7/25/37 (a)(f)	203,614	95,699
Class B2, 4.7325% 7/25/37 (a)(f)	175,848	79,132
Class B3, 5.8325% 7/25/37 (a)(f)	198,986	89,544
Class M2, 2.8925% 7/25/37 (a)(f)	120,317	80,011
Class M3, 2.9725% 7/25/37 (a)(f)	120,317	76,663
Class M4, 3.1325% 7/25/37 (a)(f)	254,517	147,620
Class M5, 3.2325% 7/25/37 (a)(f)	226,752	124,713
Class M6, 3.4825% 7/25/37 (a)(f)	282,283	146,787

	Principal Amount	Value
Series 2007-3:
Class A2, 2.7725% 7/25/37 (a)(f)	$ 404,062	$ 360,625
Class B1, 3.4325% 7/25/37 (a)(f)	186,751	112,219
Class B2, 4.0825% 7/25/37 (a)(f)	652,780	359,029
Class B3, 6.4825% 7/25/37 (a)(f)	250,416	147,245
Class M1, 2.7925% 7/25/37 (a)(f)	165,530	118,503
Class M2, 2.8225% 7/25/37 (a)(f)	174,018	120,142
Class M3, 2.8525% 7/25/37 (a)(f)	380,293	250,043
Class M4, 2.9825% 7/25/37 (a)(f)	600,999	360,600
Class M5, 3.0825% 7/25/37 (a)(f)	224,950	144,891
Class M6, 3.2825% 7/25/37 (a)(f)	169,774	104,615
Series 2007-4A:
Class B1, 5.0325% 9/25/37 (a)(f)	276,123	124,255
Class B2, 5.9325% 9/25/37 (a)(f)	1,349,195	607,138
Class M4, 4.0825% 9/25/37 (a)(f)	889,307	533,584
Class M5, 4.2325% 9/25/37 (a)(f)	889,307	489,119
Class M6, 4.4325% 9/25/37 (a)(f)	889,307	471,333
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	2,237,070	53,690
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 2.9113% 3/15/19 (a)(f)	284,000	230,040
Class H, 3.1213% 3/15/19 (a)(f)	191,000	165,808
Class J, 3.3213% 3/15/19 (a)(f)	143,000	123,360
Series 2007-BBA8:
Class D, 2.7213% 3/15/22 (a)(f)	147,000	125,685
Class E, 2.7713% 3/15/22 (a)(f)	763,000	640,920
Class F, 2.8213% 5/15/22 (a)(f)	468,000	383,760
Class G, 2.8713% 3/15/22 (a)(f)	120,000	96,000
Class H, 3.0213% 3/15/22 (a)(f)	147,000	111,357
Class J, 3.1713% 3/15/22 (a)(f)	147,000	109,667
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class X-1M, 1.12% 3/15/22 (a)(g)	$ 8,627,749	$ 1,349
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	1,727,314
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,947,027
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,879,315	1,854,411
Class X2, 0.3674% 2/11/44 (a)(f)(g)	140,113,271	2,361,525
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	1,405,000	996,945
Class C, 5.713% 6/11/40 (a)	1,170,000	757,226
Class D, 5.713% 6/11/40 (a)	1,170,000	692,459
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(f)	1,345,000	1,378,124
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,605,395	4,709,845
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 2.8013% 11/15/36 (a)(f)	156,000	124,800
Class H, 2.8413% 11/15/36 (a)(f)	125,000	97,500
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,610,969
Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	5,903,202	5,880,489
Series 2007-FL3A Class A2, 2.6113% 4/15/22 (a)(f)	2,595,000	2,335,500
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,657,767
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 2.7813% 4/15/17 (a)(f)	335,000	312,178
Class E, 2.8413% 4/15/17 (a)(f)	107,000	98,886
Class F, 2.8813% 4/15/17 (a)(f)	60,000	54,851
Class G, 3.0213% 4/15/17 (a)(f)	60,000	54,992
Class H, 3.0913% 4/15/17 (a)(f)	60,000	54,343
Class J, 3.3213% 4/15/17 (a)(f)	46,000	40,580

	Principal Amount	Value
Series 2005-FL11:
Class F, 2.9213% 11/15/17 (a)(f)	$ 139,306	$ 123,545
Class G, 2.9713% 11/15/17 (a)(f)	96,171	87,234
Series 2007-FL14:
Class F, 2.9713% 6/15/22 (a)(f)	701,388	517,563
Class G, 3.0213% 6/15/22 (a)(f)	103,098	76,100
Class H, 3.1713% 6/15/22 (a)(f)	103,098	70,747
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,741,453
Series 2004-LBN2 Class X2, 0.8733% 3/10/39 (a)(f)(g)	6,637,417	115,723
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	3,885,000	3,807,783
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,287,193
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	2,617,241
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	3,738,517	3,821,182
Series 2000-C1 Class A2, 7.545% 4/15/62	1,368,707	1,414,252
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,199,188
Class A4, 4.75% 1/15/37	3,035,000	2,940,520
Series 1997-C2 Class D, 7.27% 1/17/35	737,534	740,590
Series 1998-C1:
Class C, 6.78% 5/17/40	3,054,029	3,077,457
Class D, 7.17% 5/17/40	595,000	616,967
Series 2001-CKN5 Class AX, 0.7223% 9/15/34 (a)(f)(g)	26,539,973	1,148,536
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	229,359
Series 2004-C1 Class ASP, 0.6694% 1/15/37 (a)(f)(g)	23,854,040	531,699
Series 2006-C1 Class A3, 5.5522% 2/15/39 (f)	3,895,000	3,838,572
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 2.6213% 2/15/22 (a)(f)	3,470,000	2,949,500
Series 2007-TFL1:
Class C:
2.6413% 2/15/22 (a)(f)	657,000	545,310
2.7413% 2/15/22 (a)(f)	234,000	187,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-TFL1:
Class F, 2.7913% 2/15/22 (a)(f)	$ 469,000	$ 361,130
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,299,844	1,296,665
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.2013% 4/15/21 (a)(f)	154,000	124,740
Class J, 3.2713% 4/15/21 (a)(f)	102,000	81,600
Class K, 3.6713% 4/15/21 (a)(f)	512,000	399,360
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,374,818	3,507,519
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	3,483,898
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	2,028,324	2,018,074
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.9138% 11/5/21 (a)(f)	3,490,000	2,966,500
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,611,399
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	13,420,514
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,693,213	1,689,078
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,454,255
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.69% 6/6/20 (a)(f)	405,000	364,500
Class D, 2.73% 6/6/20 (a)(f)	1,115,000	947,750
Class E, 2.82% 6/6/20 (a)(f)	2,220,000	1,864,800
Class F, 2.89% 6/6/20 (a)(f)	294,000	241,080
Series 2007-EOP:
Class C, 2.77% 3/1/20 (a)(f)	1,207,957	1,111,320
Class D, 2.82% 3/1/20 (a)(f)	400,000	368,000
Class E, 2.89% 3/1/20 (a)(f)	649,900	594,659
Class F, 2.93% 3/1/20 (a)(f)	335,000	306,525
Class G, 2.97% 3/1/20 (a)(f)	165,000	150,975
Class H, 3.1% 3/1/20 (a)(f)	275,000	250,250
Class J, 3.3% 3/1/20 (a)(f)	395,000	359,450
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,702,233
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	2,990,000	2,986,650

	Principal Amount	Value
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 1,951,031	$ 1,938,014
Class A2, 5.778% 8/10/45	5,055,000	4,989,010
Class A4, 5.7992% 8/10/45 (f)	3,965,000	3,791,360
Hilton Hotel Pool Trust floater Series 2000-HLTA Class B, 2.9575% 10/3/15 (a)(f)	224,000	223,012
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 2.7513% 11/15/18 (a)(f)	115,630	97,129
Class F, 2.8013% 11/15/18 (a)(f)	173,444	143,959
Class G, 2.8313% 11/15/18 (a)(f)	151,107	123,908
Class H, 2.9713% 11/15/18 (a)(f)	115,630	93,660
sequential payer:
Series 2006-CB14 Class A3B, 5.4858% 12/12/44 (f)	4,625,000	4,604,269
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	5,840,000	5,773,105
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,797,791
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	5,065,000	4,826,945
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,204,959	1,199,201
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,517,837
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,994,828
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	552,449
Class C, 5.7462% 2/12/49	1,971,000	1,334,426
Class D, 5.7462% 2/12/49	2,075,000	1,362,694
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (f)	1,725,000	1,368,277
Class CS, 5.466% 1/15/49 (f)	745,000	579,343
Class ES, 5.5457% 1/15/49 (a)(f)	4,663,000	3,272,152
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 5.9345% 7/15/44 (f)	1,815,000	1,230,745
Class G, 5.9345% 7/15/44 (a)(f)	3,200,000	2,072,092
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,111,962	2,195,044
Series 2001-C3 Class A1, 6.058% 6/15/20	965,221	980,268
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	$ 1,746,000	$ 1,734,109
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,481,241
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	3,340,000	3,297,879
Series 2006-C7 Class A1, 5.279% 11/15/38	739,676	742,665
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	1,054,286	1,054,303
Class A3, 5.398% 2/15/40	5,000,000	4,756,280
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,862,498
Series 2007-C2 Class AM, 5.493% 2/15/40 (f)	1,898,000	1,694,107
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 2.8113% 9/15/21 (a)(f)	402,971	310,691
Class G, 2.8313% 9/15/21 (a)(f)	795,609	605,459
Class H, 2.8713% 9/15/21 (a)(f)	204,773	153,785
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	200,462	198,199
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,097,968
Series 2007-C1 Class A4, 5.8291% 6/12/50 (f)	3,796,000	3,638,445
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	951,199	931,933
Class A3, 5.364% 8/12/48	4,298,000	4,118,344
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,181,342
Series 2007-7 Class B, 5.75% 6/25/50	770,000	557,340
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 3.682% 7/15/19 (a)(f)	261,000	219,240
Series 2007-XCLA Class A1, 2.682% 7/17/17 (a)(f)	1,019,303	866,408
Series 2007-XLCA Class B, 2.982% 7/17/17 (a)(f)	577,325	432,994
Series 2007-XLFA:
Class D, 2.672% 10/15/20 (a)(f)	235,000	202,100
Class E, 2.732% 10/15/20 (a)(f)	294,000	238,140

	Principal Amount	Value
Class F, 2.782% 10/15/20 (a)(f)	$ 176,000	$ 144,320
Class G, 2.822% 10/15/20 (a)(f)	218,000	174,400
Class H, 2.912% 10/15/20 (a)(f)	137,000	102,750
Class J, 3.062% 10/15/20 (a)(f)	157,000	106,760
Class NHRO, 3.372% 10/15/20 (a)(f)	93,109	67,970
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,065,995	2,043,527
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,792,140	3,803,513
Series 2006-T23 Class A1, 5.682% 8/12/41	1,121,887	1,134,137
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (f)	4,745,000	4,543,248
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,734,233	1,711,435
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,642,000	3,616,689
Class AM, 5.6913% 4/15/49 (f)	1,898,000	1,724,011
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	9,945,438
Series 2005-IQ9 Class X2, 1.0464% 7/15/56 (a)(f)(g)	24,196,914	696,997
Series 2007-HQ12 Class A2, 5.6326% 4/12/49 (f)	4,920,000	4,842,001
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	1,592,841
Series 2007-XLC1:
Class C, 3.0713% 7/17/17 (a)(f)	788,373	551,861
Class D, 3.17% 7/17/17 (a)(f)	370,864	241,062
Class E, 3.2713% 7/17/17 (a)(f)	301,279	186,793
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,479,841	2,552,696
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9613% 3/24/18 (a)(f)	113,038	106,256
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 3.6713% 1/15/18 (a)(f)	449,000	413,080
Series 2006-WL7A:
Class E, 2.7513% 9/15/21 (a)(f)	491,000	407,530
Class F, 2.8113% 8/11/18 (a)(f)	661,000	561,850
Class G, 2.8313% 8/11/18 (a)(f)	626,000	519,580
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 3.0713% 8/11/18 (a)(f)	$ 139,000	$ 102,193
Class X1A, 0.0232% 9/15/21 (a)(f)(g)	996,986	159
Series 2007-WHL8:
Class AP2, 3.2713% 6/15/20 (a)(f)	69,008	54,517
Class F, 2.9513% 6/15/20 (a)(f)	1,046,000	826,340
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,586,423
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,205,423	1,191,618
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,768,683
Class A4, 5.305% 12/15/43	3,240,000	3,085,213
Class A5, 5.342% 12/15/43	3,796,000	3,504,574
Series 2007-C31 Class A1, 5.14% 4/15/47	1,124,150	1,113,653
Series 2007-C32 Class A2, 5.7358% 6/15/49 (f)	1,255,000	1,237,481
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	2,867,629
Series 2007-C30 Class E, 5.553% 12/15/43 (f)	6,257,000	4,057,263
Series 2007-C31:
Class AM, 5.591% 4/15/47	1,898,000	1,702,811
Class C, 5.6918% 4/15/47 (f)	2,455,000	1,759,942
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $351,635,065)		333,520,138
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	528,623
United Mexican States 5.875% 1/15/14	1,665,000	1,731,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,260,223
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	622,332
6.875% 3/15/12	425,000	446,655
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,686)		1,068,987
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f)	$ 3,520,000	$ 3,147,455
TOTAL PREFERRED SECURITIES (Cost $3,520,000)		3,147,455
Cash Equivalents - 9.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.58%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) # (Cost $347,245,000)	$ 347,269,914	347,245,000
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $4,054,726,425)	4,010,508,575
NET OTHER ASSETS - (7.7)%	(285,047,213)
NET ASSETS - 100%	$ 3,725,461,362
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	$ 4,400,000	3,938,000
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	1,600,000	(1,486,666)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 258,342	$ (164,306)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.3950% 11/25/34	Dec. 2034	324,263	(218,185)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34	Sept. 2034	135,917	(125,676)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	199,947	(181,747)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.47% 12/25/35	Jan. 2036	1,600,000	(1,523,595)

	Expiration Date	Notional Amount	Value
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 9/20/17, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 1,000,000	$ 9,598
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	3,500,000	141,806
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	3,400,000	141,130
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	5,600,000	127,382
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	1,554,000	20,876
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	1,554,000	20,876
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	$ 1,371,000	$ 60,401
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	1,700,000	(30,657)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	1,700,000	(27,752)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(11,145)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	(34,648)

	Expiration Date	Notional Amount	Value
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 1,900,000	$ (16,849)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	610,794	(366,618)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(1,226,175)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	3,000,000	(2,760,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	2,600,000	(2,392,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (e)

	Sept. 2037	$ 3,100,000	$ (2,852,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,500,000	(1,380,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (e)	Sept. 2037	2,300,000	(2,116,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,800,000	(1,656,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	4,400,000	(4,048,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	Sept. 2037	$ 1,600,000	$ (1,472,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	4,600,000	(4,232,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	124,192	(63,032)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	(257,009)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	(45,980)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-DP1 Class B2, 6.72% 10/25/35

	Nov. 2035	$ 1,900,000	$ (1,666,427)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(582,031)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	465,830	(230,078)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	152,385	(130,474)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	258,916	(217,076)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 610,794	$ (366,836)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	449,785	(308,120)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(35,018)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(612,261)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	507,247	(384,286)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36

	July 2036	$ 1,900,000	$ (1,825,235)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,900,000	(1,479,713)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(465,541)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(326,898)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2035	2,000,000	(1,818,734)

	Expiration Date	Notional Amount	Value

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ 202
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	(2,530)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	(21,942)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	(10,624)
TOTAL CREDIT DEFAULT SWAPS		85,568,358	(34,711,593)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	485,482
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	205,031
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	$ 11,825,000	$ 384,452
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	365,605
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	(398,578)
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	43,707
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	30,724
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	999,080
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	2,281,388
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	4,732,938

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 15,000,000	$ 674,019
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	1,409,830
Received semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	(538,144)
TOTAL INTEREST RATE SWAPS		414,153,000	10,675,534
		$ 499,721,358	$ (24,036,059)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $274,287,008 or 7.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $27,764,092.
(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$347,245,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 70,443,391
Bank of America, NA	114,153,391
Barclays Capital, Inc.	120,174,997
ING Financial Markets LLC	37,293,560
WestLB AG	5,179,661
$ 347,245,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 5,256,008
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 435,371,129	$ -	$ 411,667,733*	$ -	0.0%
*Includes the value of shares redeemed through in-kind contributions. See Note 2 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,010,508,575	$ -	$ 4,003,769,012	$ 6,739,563
Other Financial Instruments*	$ (24,036,059)	$ -	$ (10,630,129)	$ (13,405,930)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,137,852	$ (10,030,825)
Total Realized Gain (Loss)	(295,250)	-
Total Unrealized Gain (Loss)	(352,723)	663,794
Cost of Purchases	5,072,370	-
Proceeds of Sales	(1,741,285)	-
Amortization/Accretion	479	-
Transfer in/out of Level 3	1,918,120	(4,038,899)
Ending Balance	$ 6,739,563	$ (13,405,930)
*The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $0.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $347,245,000) - See accompanying schedule: Unaffiliated issuers (cost $4,054,726,425)		$ 4,010,508,575
Commitment to sell securities on a delayed delivery basis	$ (22,196,970)
Receivable for securities sold on a delayed delivery basis	22,072,188	(124,782)
Receivable for investments sold, regular delivery		23,529
Cash		201,823
Receivable for swap agreements		55,193
Interest receivable		27,493,873
Distributions receivable from Fidelity Central Funds		467,131
Total assets		4,038,625,342

Liabilities
Payable for investments purchased Regular delivery	$ 23,233,074
Delayed delivery	265,867,324
Swap agreements, at value	24,036,059
Other payables and accrued expenses	27,523
Total liabilities		313,163,980

Net Assets		$ 3,725,461,362
Net Assets consist of:
Paid in capital		$ 3,821,026,608
Undistributed net investment income		10,187,851
Accumulated undistributed net realized gain (loss) on investments		(41,021,666)
Net unrealized appreciation (depreciation) on investments		(64,731,431)
Net Assets, for 37,155,624 shares outstanding		$ 3,725,461,362
Net Asset Value, offering price and redemption price per share ($3,725,461,362 ÷ 37,155,624 shares)		$ 100.27

Statement of Operations

	Six months ended June 30, 2008

Investment Income
Dividends		$ 111,690
Interest		90,037,372
Income from Fidelity Central Funds		5,256,008
Total income		95,405,070

Expenses
Custodian fees and expenses	$ 60,241
Independent trustees' compensation	7,996
Total expenses before reductions	68,237
Expense reductions	(14,451)	53,786
Net investment income		95,351,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,298,070
Fidelity Central Funds	(73,045,771)
Swap agreements	4,085,221
Total net realized gain (loss)		(39,662,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,537,056)
Swap agreements	(12,451,987)
Delayed delivery commitments	(124,782)
Total change in net unrealized appreciation (depreciation)		(42,113,825)
Net gain (loss)		(81,776,305)
Net increase (decrease) in net assets resulting from operations		$ 13,574,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 95,351,284	$ 171,814,072
Net realized gain (loss)	(39,662,480)	5,080,505
Change in net unrealized appreciation (depreciation)	(42,113,825)	(17,878,562)
Net increase (decrease) in net assets resulting from operations	13,574,979	159,016,015
Distributions to shareholders from net investment income	(88,180,509)	(167,465,735)
Distributions to shareholders from net realized gain	(7,723,403)	(2,131,039)
Total distributions	(95,903,912)	(169,596,774)
Share transactions Proceeds from sales of shares	277,704,683	846,478,691
Reinvestment of distributions	95,903,912	90,626,029
Cost of shares redeemed	(153,625,766)	(133,664,658)
Net increase (decrease) in net assets resulting from share transactions	219,982,829	803,440,062
Total increase (decrease) in net assets	137,653,896	792,859,303
Net Assets
Beginning of period	3,587,807,466	2,794,948,163
End of period (including undistributed net investment income of $10,187,851 and undistributed net investment income of $3,017,076, respectively)	$ 3,725,461,362	$ 3,587,807,466
Other Information Shares
Sold	2,717,098	8,284,694
Issued in reinvestment of distributions	940,281	888,417
Redeemed	(1,503,253)	(1,300,993)
Net increase (decrease)	2,154,126	7,872,118

Financial Highlights

Six months ended June 30,

Years ended December 31,

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	2.657	5.534	2.814
Net realized and unrealized gain (loss)	(2.207)	(.594)	3.132
Total from investment operations	.450	4.940	5.946
Distributions from net investment income	(2.460)	(5.385)	(2.826)
Distributions from net realized gain	(.220)	(.075)	(.100)
Total distributions	(2.680)	(5.460)	(2.926)
Net asset value, end of period	$ 100.27	$ 102.50	$ 103.02
Total Return B, C	.42%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% G	-% A, G
Expenses net of all reductions	-% A, G	-% G	-% A, G
Net investment income	5.25% A	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,725,461	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	176% A	137%	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

On June 27, 2008, the Fund redeemed 2,971,457 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $245,828,638 by receiving securities of equal value, including accrued interest. This is considered taxable to each Investing Fund for federal income tax purposes.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,560,252
Unrealized depreciation	(83,191,791)
Net unrealized appreciation (depreciation)	$ (42,631,539)
Cost for federal income tax purposes	$ 4,053,140,114

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $625,842,535 and $560,325,560, respectively.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,996.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,455.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	19.0%
VIP Asset Manager: Growth Portfolio	1.4%
VIP Balanced Portfolio	8.4%
VIP Investment Grade Bond Portfolio	71.2%

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2008, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2008 and for the year ended December 31, 2007, and the financial highlights for the six months ended June 30, 2008 and for the year ended December 31, 2007 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2008 and for the year ended December 31, 2007, and the financial highlights for the six months ended June 30, 2008 and for the year ended December 31, 2007 and for the period June 23, 2006 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 14, 2008

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008